Other events	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Other events

Note 13 - Other events:

On January 31, 2011, Mr. David Little resigned as a member of the Company’s Board of Directors.

On June 15, 2011, Johnathan Bradley resigned as a member of the Company’s Board of Directors.

On June 15, 2011, Jacqueline Danforth resigned as the Company’s Chief Financial Officer and a member of the Board of Directors.  Concurrent with Ms. Danforth’s resignation, Trevor Countryman was appointed Chief Financial Officer and a member of the Company’s Board of Directors.

On July 31, 2011 Jennifer Walchuk was appointed the Company’s Chief Financial Officer and also the Board of Directors.  Concurrent with her appointment, Trevor Countryman resigned as an officer and as a member of the Board of Directors.

On or about September 12, 2011, the Company and Mr. Papadias renegotiated the terms of the original Memorandum of Understanding (“MOU”) discussed above in Note 2 – Future Operations to extend the time allotted to evaluate and complete the Study to twenty-four (24) months from the date of signing (October 1, 2010), as well as any payments required under the MOU to commence twenty four (24) months from signing.  All other terms and conditions to the MOU remain as originally stated.

In accordance with FASB pronouncements regarding subsequent events, we have evaluated subsequent events through October 3, 2011, and we believe there are no subsequent events required to be disclosed pursuant to this pronouncement.